Exploration and Evaluation of Oil and Gas Reserves - Summary of Exploration Costs (Details) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ 361	$ 371	$ 416
Exploration expenditures written off (includes dry wells and signature bonuses)	279	1,281	1,441
Contractual penalties	152	46
Other exploration expenses	8	63	54
Total expenses	800	1,761	1,911
Cash used in :
Operating activities	371	435	470
Investment activities	1,794	1,075	2,736
Total cash used	$ 2,165	$ 1,510	$ 3,206